Loans and Related Allowance for Credit Losses, Unfunded Credit Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	$ 740,916	$ 686,721
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	486,991	419,620
Total Commercial [Member] | Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	457,473	388,162
Total Commercial [Member] | Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	29,518	31,458
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	253,925	267,101
Total Consumer [Member] | Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	39,155	60,439
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable line of credit facility remaining borrowing capacity	35,500	45,600
Total Consumer [Member] | Credit card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	145,526	130,743
Total Consumer [Member] | Other consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	69,244	75,919
International [Member] | Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Letters of credit outstanding, amount	$ 1,800	$ 1,500